Quarterly Holdings Report
for

Fidelity® Low-Priced Stock K6 Fund

April 30, 2020

LPSK6-QTLY-0620
1.9883997.102

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.1%
	Shares	Value
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.0%
Iridium Communications, Inc. (a)	21,275	$478,794
Interactive Media & Services - 0.7%
Yahoo! Japan Corp.	3,390,100	13,083,504
Media - 1.1%
AMC Networks, Inc. Class A (a)	762	18,174
Comcast Corp. Class A	212,701	8,003,939
Corus Entertainment, Inc. Class B (non-vtg.)	42,192	96,087
Discovery Communications, Inc.:
Class A (a)(b)	209,415	4,695,084
Class C (non-vtg.) (a)	52,377	1,069,015
Hyundai HCN	211,755	713,787
Intage Holdings, Inc.	238,100	1,726,150
MSG Network, Inc. Class A (a)	20,816	247,294
Nexstar Broadcasting Group, Inc. Class A	3,993	279,670
Pico Far East Holdings Ltd.	1,772,000	253,012
Proto Corp.	14,300	128,988
RKB Mainichi Broadcasting Corp.	2,800	143,503
Saga Communications, Inc. Class A	30,351	853,470
Sky Network Television Ltd. (a)	420,985	71,858
Tegna, Inc.	131,236	1,406,850
The New York Times Co. Class A	8,218	267,249
TOW Co. Ltd.	263,400	687,248
TVA Group, Inc. Class B (non-vtg.) (a)	204,775	235,382
WOWOW INC.	13,100	311,402
		21,208,162

TOTAL COMMUNICATION SERVICES		34,770,460

CONSUMER DISCRETIONARY - 20.8%
Auto Components - 1.0%
Adient PLC (a)	13,501	202,245
ASTI Corp.	12,900	159,995
DaikyoNishikawa Corp.	19,200	96,434
ElringKlinger AG (a)(b)	50,252	273,967
G-Tekt Corp.	11,500	118,627
Gentex Corp.	177,884	4,311,908
GUD Holdings Ltd.	23,366	138,699
Hi-Lex Corp.	110,000	1,197,223
Lear Corp.	14,780	1,443,267
Linamar Corp.	18,899	454,027
Motonic Corp.	221,600	1,313,358
Murakami Corp.	66,500	1,412,230
Nippon Seiki Co. Ltd.	214,700	2,338,763
Piolax, Inc.	147,500	2,207,380
S&T Holdings Co. Ltd.	68,802	807,043
Samsung Climate Control Co. Ltd.	28,201	141,140
SJM Co. Ltd.	50	106
Strattec Security Corp.	27,985	456,156
Sungwoo Hitech Co. Ltd.	195,830	473,923
TBK Co. Ltd.	54,800	243,068
Yachiyo Industry Co. Ltd.	64,500	261,450
Yutaka Giken Co. Ltd.	73,000	948,935
		18,999,944
Automobiles - 0.0%
Isuzu Motors Ltd.	24,200	183,909
Kabe Husvagnar AB (B Shares)	19,905	285,646
		469,555
Distributors - 0.1%
Arata Corp.	6,600	274,295
Central Automotive Products Ltd.	4,500	76,737
LKQ Corp. (a)	9,000	235,350
Nakayamafuku Co. Ltd.	39,500	173,363
PALTAC Corp.	2,600	136,644
SPK Corp.	36,800	450,934
Uni-Select, Inc.	94,250	288,448
		1,635,771
Diversified Consumer Services - 0.1%
Clip Corp.	15,600	93,325
Collectors Universe, Inc.	2,627	57,715
Cross-Harbour Holdings Ltd.	165,000	241,457
Estacio Participacoes SA	21,600	120,554
Laureate Education, Inc. Class A (a)	16,215	153,556
Step Co. Ltd.	63,600	824,966
		1,491,573
Hotels, Restaurants & Leisure - 0.2%
Ark Restaurants Corp. (b)	6,492	76,930
Brinker International, Inc.	8,400	195,552
Curves Holdings Co. Ltd. (a)	19,700	94,356
Flanigans Enterprises, Inc. (a)	6,720	94,080
Hiday Hidaka Corp.	108,492	1,698,426
Ibersol SGPS SA	65,695	288,687
Koshidaka Holdings Co. Ltd.	19,700	86,646
Sportscene Group, Inc. Class A	39,250	87,695
The Monogatari Corp.	3,800	229,455
The Restaurant Group PLC	1,204,412	818,398
		3,670,225
Household Durables - 3.8%
Barratt Developments PLC	4,809,417	31,438,221
Bellway PLC	275,332	9,234,769
D.R. Horton, Inc.	162,570	7,676,555
Dorel Industries, Inc. Class B (sub. vtg.)	121,346	243,224
Emak SpA	315,882	207,696
First Juken Co. Ltd.	83,200	738,074
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	93,300	712,779
Hamilton Beach Brands Holding Co.:
Class A	12,118	159,836
Class B	4,742	62,547
Helen of Troy Ltd. (a)	78,860	12,955,121
Henry Boot PLC	161,445	479,882
Iida Group Holdings Co. Ltd.	7,600	101,909
Lennar Corp. Class A	4,722	236,431
M/I Homes, Inc. (a)	66,833	1,701,568
Mohawk Industries, Inc. (a)	21,628	1,897,208
Q.E.P. Co., Inc. (a)	136	1,295
Sanei Architecture Planning Co. Ltd.	71,700	802,420
Taylor Morrison Home Corp. (a)	29,976	436,151
Tempur Sealy International, Inc. (a)	3,035	163,131
Token Corp.	49,400	3,406,420
Toll Brothers, Inc.	7,728	185,627
TRI Pointe Homes, Inc. (a)	17,410	199,867
Whirlpool Corp.	1,546	172,750
		73,213,481
Internet& Direct Marketing Retail - 0.2%
Aucnet, Inc.	11,200	113,759
Belluna Co. Ltd.	531,600	2,516,450
Dustin Group AB (c)	23,262	118,727
Moneysupermarket.com Group PLC	30,354	121,421
		2,870,357
Leisure Products - 0.0%
Mars Group Holdings Corp.	32,900	515,351
Miroku Corp.	10,100	159,996
		675,347
Multiline Retail - 2.5%
Big Lots, Inc. (b)	119,037	2,791,418
Lifestyle China Group Ltd. (a)	1,319,500	305,099
Lifestyle International Holdings Ltd.	1,548,500	1,473,968
Next PLC	715,941	42,615,651
		47,186,136
Specialty Retail - 12.2%
Aaron's, Inc. Class A	1,535	48,982
AT-Group Co. Ltd.	78,800	956,776
AutoNation, Inc. (a)	15,820	589,137
AutoZone, Inc. (a)	53,467	54,553,449
Bed Bath & Beyond, Inc. (b)	912,542	5,648,635
Best Buy Co., Inc.	702,494	53,902,365
BMTC Group, Inc.	234,162	1,128,796
Bonia Corp. Bhd	50	6
Buffalo Co. Ltd.	5,700	57,204
Burlington Stores, Inc. (a)	2,864	523,224
Delek Automotive Systems Ltd.	53,055	280,647
Foot Locker, Inc.	34,641	887,849
GameStop Corp. Class A (a)(b)	164,337	941,651
Genesco, Inc. (a)	36,532	691,551
Goldlion Holdings Ltd.	1,579,000	389,216
Guess?, Inc.	317,276	2,966,531
Hour Glass Ltd.	1,123,200	493,057
IA Group Corp.	6,900	207,678
JB Hi-Fi Ltd.	7,489	169,307
John David Group PLC	549,184	3,661,845
Jumbo SA	594,913	9,316,157
K's Holdings Corp.	268,400	2,956,239
Ku Holdings Co. Ltd.	64,700	487,142
Leon's Furniture Ltd.	17,385	165,488
Mr. Bricolage SA (a)	51,135	162,505
Murphy U.S.A., Inc. (a)	5,052	539,554
Nafco Co. Ltd.	115,100	1,263,456
Ross Stores, Inc.	735,569	67,201,584
Sally Beauty Holdings, Inc. (a)	348,568	3,384,595
The Buckle, Inc. (b)	379,816	5,814,983
TJX Companies, Inc.	4,457	218,616
Urban Outfitters, Inc. (a)	278,627	4,831,392
USS Co. Ltd.	340,200	5,420,882
Williams-Sonoma, Inc.	59,016	3,649,549
		233,510,048
Textiles, Apparel & Luxury Goods - 0.7%
Best Pacific International Holdings Ltd.	368,000	54,694
CRG, Inc. BHD (a)(d)	200	4
Deckers Outdoor Corp. (a)	2,700	401,652
Embry Holdings Ltd.	126,000	18,897
Ff Group (a)(d)	289,100	380,172
Fossil Group, Inc. (a)	287,626	1,138,999
Gildan Activewear, Inc.	549,200	7,662,246
Handsome Co. Ltd.	89,900	1,805,637
JLM Couture, Inc. (a)	9,534	19,068
McRae Industries, Inc.	1,668	30,024
Steven Madden Ltd.	12,440	311,871
Sun Hing Vision Group Holdings Ltd.	1,176,000	228,876
Ted Baker PLC	7,059	13,558
Texwinca Holdings Ltd.	3,522,000	595,922
Victory City International Holdings Ltd. (a)	1,056,861	26,856
Youngone Corp.	25,264	564,616
Youngone Holdings Co. Ltd.	19	642
Yue Yuen Industrial (Holdings) Ltd.	108,000	172,277
		13,426,011

TOTAL CONSUMER DISCRETIONARY		397,148,448

CONSUMER STAPLES - 11.0%
Beverages - 2.1%
A.G. Barr PLC	198,851	1,235,985
Britvic PLC	512,189	4,725,372
Jinro Distillers Co. Ltd.	1,990	47,586
Monster Beverage Corp. (a)	542,289	33,518,883
Olvi PLC (A Shares)	6,523	275,207
Spritzer Bhd	288,800	132,139
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	168,255	294,752
		40,229,924
Food & Staples Retailing - 7.3%
Amsterdam Commodities NV	10,348	222,715
Aoki Super Co. Ltd.	7,000	164,441
Belc Co. Ltd.	133,900	7,873,168
Casey's General Stores, Inc.	1,967	297,823
Cosmos Pharmaceutical Corp.	77,600	20,789,265
Create SD Holdings Co. Ltd.	318,400	9,093,752
Daikokutenbussan Co. Ltd.	28,235	1,162,919
Dong Suh Companies, Inc.	79,725	1,135,329
Genky DrugStores Co. Ltd.	52,700	1,204,122
Halows Co. Ltd.	106,800	2,943,805
Jm Holdings Co. Ltd.	7,300	179,583
Kirindo Holdings Co. Ltd.	9,900	195,482
Kroger Co.	8,200	259,202
Kusuri No Aoki Holdings Co. Ltd.	38,800	3,040,656
McColl's Retail Group PLC	106,496	57,811
Metro, Inc. Class A (sub. vtg.)	1,444,500	59,432,102
Naked Wines PLC (b)	66,568	306,444
North West Co., Inc.	11,093	209,595
Qol Holdings Co. Ltd.	148,900	1,666,392
Sundrug Co. Ltd.	254,900	8,776,550
Total Produce PLC	642,358	760,242
Valor Holdings Co. Ltd.	18,400	343,944
Walgreens Boots Alliance, Inc.	341,001	14,761,933
Yaoko Co. Ltd.	67,000	4,158,039
		139,035,314
Food Products - 1.4%
Carr's Group PLC	132,461	188,940
Cranswick PLC	33,010	1,545,799
Food Empire Holdings Ltd.	2,916,700	1,049,464
Fresh Del Monte Produce, Inc.	303,161	8,643,120
Hilton Food Group PLC	38,835	547,822
Inghams Group Ltd.	72,697	164,702
Ingredion, Inc.	32,722	2,657,026
Kaveri Seed Co. Ltd.	4,300	21,186
Lassonde Industries, Inc. Class A (sub. vtg.)	1,106	111,851
Mitsui Sugar Co. Ltd.	25,300	506,401
Nam Yang Dairy Products	631	166,731
Origin Enterprises PLC	551,765	1,611,397
Pacific Andes International Holdings Ltd. (d)	3,104,000	29,228
Pickles Corp.	7,200	151,763
Rocky Mountain Chocolate Factory, Inc.	33,205	153,739
S Foods, Inc.	28,700	613,233
Seaboard Corp.	2,977	8,964,045
Thai President Foods PCL	36,780	216,273
		27,342,720
Personal Products - 0.1%
Hengan International Group Co. Ltd.	34,500	306,807
Sarantis SA	237,587	2,030,806
		2,337,613
Tobacco - 0.1%
Karelia Tobacco Co., Inc. (a)	97	28,275
Scandinavian Tobacco Group A/S (c)	135,906	1,566,784
		1,595,059

TOTAL CONSUMER STAPLES		210,540,630

ENERGY - 3.3%
Energy Equipment & Services - 0.1%
AKITA Drilling Ltd. Class A (non-vtg.)	97,582	27,691
Cactus, Inc.	6,500	115,570
Carbo Ceramics, Inc. (a)(b)	199,057	4,180
Cathedral Energy Services Ltd. (a)(b)	78,887	5,667
Geospace Technologies Corp. (a)	53,394	331,577
John Wood Group PLC	57,935	147,835
KS Energy Services Ltd. (a)(d)	799,500	5,670
Liberty Oilfield Services, Inc. Class A (b)	145,734	687,864
Oil States International, Inc. (a)	195,477	672,441
PHX Energy Services Corp. (a)	93,745	45,797
Smart Sand, Inc. (a)	15,136	12,563
Solaris Oilfield Infrastructure, Inc. Class A	8,094	55,363
Tidewater, Inc. warrants 11/14/24 (a)	2,789	1,255
Total Energy Services, Inc.	121,270	145,494
		2,258,967
Oil, Gas & Consumable Fuels - 3.2%
Adams Resources & Energy, Inc.	8,612	240,576
Beach Energy Ltd.	1,106,083	1,078,155
Berry Petroleum Corp.	103,519	355,070
Bonanza Creek Energy, Inc. (a)	80,868	1,411,955
Chevron Corp.	1,383	127,236
China Petroleum & Chemical Corp.:
(H Shares)	174,000	86,724
sponsored ADR (H Shares)	6,967	346,121
Cimarex Energy Co.	3,791	96,367
CNX Resources Corp. (a)(b)	68,638	727,563
ConocoPhillips Co.	2,000	84,200
CONSOL Energy, Inc. (a)	6,144	46,633
Contango Oil & Gas Co. (a)(b)	207,912	424,140
Delek U.S. Holdings, Inc. (b)	66,530	1,553,476
Eni SpA	391,633	3,730,827
Enterprise Products Partners LP	6,968	122,358
EQT Corp. (b)	414,405	6,046,169
Fuji Kosan Co. Ltd.	19,400	74,661
Great Eastern Shipping Co. Ltd.	365,452	1,137,232
Hankook Shell Oil Co. Ltd.	3,600	777,880
HollyFrontier Corp.	4,053	133,911
Kyungdong Invest Co. Ltd.	4,756	110,205
Marathon Oil Corp.	740,135	4,529,626
Marathon Petroleum Corp.	164,994	5,293,008
Murphy Oil Corp. (b)	1,261,422	14,960,465
NACCO Industries, Inc. Class A	15,974	561,486
Oil & Natural Gas Corp. Ltd.	2,999,469	3,174,705
Ovintiv, Inc. (b)	143,557	908,716
QEP Resources, Inc.	584,867	576,679
Reliance Industries Ltd.	9,000	175,022
Southwestern Energy Co. (a)	1,422,361	4,594,226
Star Petroleum Refining PCL	804,400	144,248
Thai Oil PCL (For. Reg.)	35,300	44,187
Total SA sponsored ADR	131,554	4,624,123
Whitecap Resources, Inc.	30,997	40,752
Whiting Petroleum Corp. (a)(b)	384,529	484,507
World Fuel Services Corp.	91,266	2,281,650
WPX Energy, Inc. (a)	54,151	331,946
		61,436,805

TOTAL ENERGY		63,695,772

FINANCIALS - 10.4%
Banks - 0.8%
ACNB Corp.	7,659	214,146
BancFirst Corp.	4,462	171,832
Bank Ireland Group PLC	858,210	1,733,285
Bank of America Corp.	6,759	162,554
Camden National Corp.	8,849	289,805
Cathay General Bancorp	55,610	1,552,631
Central Pacific Financial Corp.	7,089	123,987
Central Valley Community Bancorp	8,901	130,222
Citizens Financial Group, Inc.	7,594	170,030
Codorus Valley Bancorp, Inc.	54,607	767,228
Community Trust Bancorp, Inc.	5,367	181,941
Dah Sing Banking Group Ltd.	117,200	115,056
Dimeco, Inc.	2,243	80,748
East West Bancorp, Inc.	31,390	1,100,847
First Bancorp, Puerto Rico	124,537	726,051
First Citizens Bancshares, Inc.	609	232,638
First Hawaiian, Inc.	29,250	514,508
FNB Corp., Pennsylvania	12,629	102,169
Hanmi Financial Corp.	37,784	456,053
Heartland Financial U.S.A., Inc.	1,500	50,955
Hope Bancorp, Inc.	111,455	1,108,977
Independent Bank Corp.	10,735	157,697
LCNB Corp.	9,200	131,928
Meridian Bank/Malvern, PA (a)	10,236	151,493
NIBC Holding NV (c)	17,788	133,527
OFG Bancorp	29,289	368,456
Popular, Inc.	9,022	348,159
Sparebank 1 Sr Bank ASA (primary capital certificate)	87,485	556,332
Sparebanken More (primary capital certificate)	15,032	416,698
Sparebanken Nord-Norge	173,032	1,037,005
Trico Bancshares	2,018	60,782
Van Lanschot NV (Bearer)	72,268	1,108,728
Western Alliance Bancorp.	5,769	206,992
		14,663,460
Capital Markets - 1.4%
AllianceBernstein Holding LP	31,200	730,704
Banca Generali SpA	6,189	153,685
GAMCO Investors, Inc. Class A	8,999	116,447
Hamilton Lane, Inc. Class A	4,265	276,585
Lazard Ltd. Class A	176,043	4,841,183
State Street Corp.	270,795	17,070,917
Tullett Prebon PLC	46,271	197,797
Waddell & Reed Financial, Inc. Class A (b)	191,677	2,788,900
		26,176,218
Consumer Finance - 2.3%
Aeon Credit Service (Asia) Co. Ltd.	916,000	681,770
Cash Converters International Ltd. (a)	1,357,590	135,318
Discover Financial Services	208,924	8,977,464
H&T Group PLC	35,703	139,401
Navient Corp.	99,251	756,293
Nicholas Financial, Inc. (a)	17,020	98,376
OneMain Holdings, Inc.	6,088	147,390
Santander Consumer U.S.A. Holdings, Inc.	775,135	12,084,355
Synchrony Financial	1,105,758	21,882,951
		44,903,318
Diversified Financial Services - 0.1%
Far East Horizon Ltd.	152,000	123,049
Ricoh Leasing Co. Ltd.	57,400	1,543,111
Voya Financial, Inc.	4,150	187,456
		1,853,616
Insurance - 5.2%
AEGON NV	3,273,374	8,467,063
AFLAC, Inc.	3,181	118,460
Allstate Corp.	3,146	320,011
Amerisafe, Inc.	3,989	253,980
ASR Nederland NV	43,169	1,161,381
Chubb Ltd.	1,322	142,789
FBD Holdings PLC	8,633	68,305
First American Financial Corp.	9,151	422,044
Globe Life, Inc.	2,172	178,842
Hartford Financial Services Group, Inc.	8,500	322,915
Hiscox Ltd.	8,425	74,555
Hyundai Fire & Marine Insurance Co. Ltd.	10,217	219,505
Lincoln National Corp.	380,205	13,485,871
MetLife, Inc.	1,194,468	43,096,405
National Western Life Group, Inc.	9,983	1,924,024
NN Group NV	94,242	2,726,192
Old Republic International Corp.	5,178	82,589
Primerica, Inc.	4,519	469,569
Principal Financial Group, Inc.	9,555	347,898
Prudential Financial, Inc.	24,735	1,542,722
Reinsurance Group of America, Inc.	1,519	159,009
RenaissanceRe Holdings Ltd.	35,151	5,132,398
The Travelers Companies, Inc.	2,225	225,192
Unum Group	1,097,255	19,147,100
		100,088,819
Mortgage Real Estate Investment Trusts - 0.3%
Annaly Capital Management, Inc.	929,899	5,811,869
Thrifts & Mortgage Finance - 0.3%
ASAX Co. Ltd.	26,900	154,409
Genworth MI Canada, Inc.	194,086	4,785,396
Genworth Mortgage Insurance Ltd.	306,210	423,322
		5,363,127

TOTAL FINANCIALS		198,860,427

HEALTH CARE - 14.0%
Biotechnology - 3.1%
Alexion Pharmaceuticals, Inc. (a)	2,935	315,424
Amgen, Inc.	224,527	53,711,349
Biogen, Inc. (a)	11,619	3,448,868
Cell Biotech Co. Ltd.	3,100	36,746
Essex Bio-Technology Ltd.	98,900	61,848
Gilead Sciences, Inc.	18,114	1,521,576
		59,095,811
Health Care Equipment & Supplies - 0.4%
Apex Biotechnology Corp.	59,000	46,226
Arts Optical International Holdings Ltd. (a)	1,443,400	185,528
Boston Scientific Corp. (a)	8,542	320,154
Hoshiiryou Sanki Co. Ltd.	16,700	688,604
Integra LifeSciences Holdings Corp. (a)	3,929	200,575
Nakanishi, Inc.	36,300	498,928
Prim SA	85,307	848,832
ResMed, Inc.	2,566	398,551
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	48,000	72,919
St.Shine Optical Co. Ltd.	173,000	2,013,569
Techno Medica Co. Ltd.	2,000	34,813
Utah Medical Products, Inc.	19,265	1,598,995
Vieworks Co. Ltd.	5,000	144,875
		7,052,569
Health Care Providers & Services - 9.9%
AmerisourceBergen Corp.	1,416	126,959
Anthem, Inc.	150,068	42,128,590
Cigna Corp.	1,500	293,670
CVS Health Corp.	169,282	10,419,307
DVx, Inc.	39,900	340,199
Hi-Clearance, Inc.	112,000	393,026
Humana, Inc.	1,113	424,966
Laboratory Corp. of America Holdings (a)	21,429	3,523,999
Medica Sur SA de CV (a)	19,825	10,652
MEDNAX, Inc. (a)(b)	93,212	1,353,438
Patterson Companies, Inc.	9,487	173,422
Quest Diagnostics, Inc.	5,612	617,937
Ship Healthcare Holdings, Inc.	4,000	181,894
Tokai Corp.	22,300	578,929
Triple-S Management Corp.	124,317	2,104,687
United Drug PLC (United Kingdom)	73,639	582,459
UnitedHealth Group, Inc.	390,129	114,101,026
Universal Health Services, Inc. Class B	104,520	11,046,719
WIN-Partners Co. Ltd.	148,900	1,244,591
		189,646,470
Health Care Technology - 0.1%
Schrodinger, Inc. (b)	15,312	710,477
Pharmaceuticals - 0.5%
Bliss Gvs Pharma Ltd. (a)	287,698	371,203
Bristol-Myers Squibb Co.	2,023	123,019
Bristol-Myers Squibb Co. rights (a)	69,622	313,995
Daewoong Co. Ltd.	21,038	301,325
Daito Pharmaceutical Co. Ltd.	10,100	342,110
Dawnrays Pharmaceutical Holdings Ltd.	2,577,200	386,045
DongKook Pharmaceutical Co. Ltd.	796	61,788
FDC Ltd.	219,011	704,378
Fuji Pharma Co. Ltd.	46,600	504,148
Genomma Lab Internacional SA de CV (a)	255,921	206,109
Jazz Pharmaceuticals PLC (a)	1,741	191,945
Korea United Pharm, Inc.	14,404	209,271
Kyung Dong Pharmaceutical Co. Ltd.	74,604	509,708
Lee's Pharmaceutical Holdings Ltd.	574,500	281,643
Recordati SpA	123,720	5,378,402
Taro Pharmaceutical Industries Ltd. (a)	2,614	180,654
Vivimed Labs Ltd. (a)	17,923	2,900
Whanin Pharmaceutical Co. Ltd.	652	7,943
		10,076,586

TOTAL HEALTH CARE		266,581,913

INDUSTRIALS - 6.3%
Aerospace & Defense - 0.0%
Textron, Inc.	400	10,544
Ultra Electronics Holdings PLC	6,118	151,878
Vectrus, Inc. (a)	8,315	432,463
		594,885
Air Freight & Logistics - 0.0%
Air T Funding warrants 6/7/20 (a)	9,985	974
Air T, Inc.	3,627	44,793
Bristow Group, Inc. (a)(d)	4,265	155,118
Bristow Group, Inc. (a)(d)	3,026	110,056
FedEx Corp.	2,400	304,248
		615,189
Building Products - 0.2%
American Woodmark Corp. (a)	3,038	156,184
Builders FirstSource, Inc. (a)	16,000	293,600
Carrier Global Corp. (a)	7,100	125,741
Gibraltar Industries, Inc. (a)	7,303	338,129
Jeld-Wen Holding, Inc. (a)	63,597	807,682
Kondotec, Inc.	122,400	1,051,603
Owens Corning	4,000	173,440
		2,946,379
Commercial Services & Supplies - 0.4%
Acme United Corp.	2,576	55,925
Aeon Delight Co. Ltd.	6,100	175,642
AJIS Co. Ltd.	53,100	1,229,096
Asia File Corp. Bhd	252,700	102,755
Calian Technologies Ltd.	40,485	1,320,463
Civeo Corp. (a)	782,943	493,254
Knoll, Inc.	12,000	139,920
Lion Rock Group Ltd.	1,320,000	162,943
Mears Group PLC	56,892	117,873
Mitie Group PLC	720,168	672,125
NICE Total Cash Management Co., Ltd.	79,711	393,686
Prosegur Compania de Seguridad SA (Reg.)	60,912	134,035
VICOM Ltd.	109,300	618,060
VSE Corp.	53,674	1,031,614
		6,647,391
Construction & Engineering - 0.8%
AECOM (a)	154,890	5,616,311
Arcadis NV	81,638	1,269,480
Boustead Projs. Pte Ltd.	131,100	70,506
Boustead Singapore Ltd.	275,600	116,974
Daiichi Kensetsu Corp.	102,400	1,653,629
EMCOR Group, Inc.	7,274	462,117
Geumhwa PSC Co. Ltd.	28,039	655,484
Granite Construction, Inc.	42,036	691,072
Kyeryong Construction Industrial Co. Ltd.	27,197	358,197
Meisei Industrial Co. Ltd.	79,600	587,459
Mirait Holdings Corp.	29,200	382,567
Nippon Rietec Co. Ltd.	69,500	1,430,606
Raiznext Corp.	84,600	940,482
Severfield PLC	198,799	172,767
Shinnihon Corp.	113,200	817,500
United Integrated Services Co.	26,200	165,104
Valmont Industries, Inc.	1,709	200,363
		15,590,618
Electrical Equipment - 0.5%
Acuity Brands, Inc.	2,745	237,690
Aichi Electric Co. Ltd.	24,400	453,827
Aros Quality Group AB	52,214	846,542
Atkore International Group, Inc. (a)	8,500	206,890
AZZ, Inc.	40,379	1,267,497
Chiyoda Integre Co. Ltd.	23,700	390,454
Eaton Corp. PLC	3,200	267,200
Generac Holdings, Inc. (a)	3,343	325,742
Hammond Power Solutions, Inc. Class A	28,814	129,378
I-Sheng Electric Wire & Cable Co. Ltd.	936,000	1,373,395
Korea Electric Terminal Co. Ltd.	59,476	1,397,748
Regal Beloit Corp.	2,137	151,748
Sensata Technologies, Inc. PLC (a)	34,902	1,269,735
Servotronics, Inc.	10,205	70,460
TKH Group NV (depositary receipt)	14,441	507,988
		8,896,294
Industrial Conglomerates - 0.7%
DCC PLC (United Kingdom)	150,058	10,693,510
General Electric Co.	98,420	669,256
Lifco AB	31,861	1,505,996
Mytilineos SA	59,636	444,394
Reunert Ltd.	122,333	264,115
		13,577,271
Machinery - 1.4%
Aalberts Industries NV	539,936	15,206,404
Allison Transmission Holdings, Inc.	28,521	1,036,453
ASL Marine Holdings Ltd. (a)	3,252,700	77,262
Colfax Corp. (a)	22,836	588,940
Cummins, Inc.	5,230	855,105
Daiwa Industries Ltd.	15,900	137,791
Haitian International Holdings Ltd.	733,000	1,296,929
Hurco Companies, Inc.	1,927	62,994
Hyster-Yale Materials Handling Class A (b)	41,867	1,634,488
Ihara Science Corp.	70,700	682,525
ITT, Inc.	6,094	321,276
JOST Werke AG (c)	6,900	187,144
Kyowakogyosyo Co. Ltd.	2,800	79,970
Luxfer Holdings PLC sponsored	12,958	175,840
Maruzen Co. Ltd.	94,800	1,491,147
Mincon Group PLC	146,654	130,176
Nadex Co. Ltd.	47,400	292,841
Nitchitsu Co. Ltd.	3,400	39,952
Oshkosh Corp.	1,533	103,523
Semperit AG Holding (a)	27,334	341,475
SIMPAC, Inc.	80,000	152,777
Stabilus SA	3,400	145,533
Takamatsu Machinery Co. Ltd.	23,300	123,757
Tocalo Co. Ltd.	185,900	1,855,276
Trinity Industrial Corp.	58,100	379,519
		27,399,097
Marine - 0.0%
SITC International Holdings Co. Ltd.	327,000	323,031
Tokyo Kisen Co. Ltd.	49,200	281,955
		604,986
Professional Services - 0.1%
Asiakastieto Group Oyj (c)	3,985	140,179
McMillan Shakespeare Ltd.	116,305	502,397
Nielsen Holdings PLC	58,049	855,062
Persol Holdings Co., Ltd.	17,600	206,808
Robert Half International, Inc.	6,616	312,738
SHL-JAPAN Ltd.	7,300	134,211
Sporton International, Inc.	6,000	39,520
Synergie SA	9,227	202,228
		2,393,143
Road & Rail - 0.9%
Alps Logistics Co. Ltd.	169,600	1,098,374
Chilled & Frozen Logistics Holdings Co. Ltd.	85,100	1,114,155
Daqin Railway Co. Ltd. (A Shares)	2,617,346	2,651,716
Hamakyorex Co. Ltd.	116,200	3,200,738
Higashi Twenty One Co. Ltd.	15,100	76,263
Knight-Swift Transportation Holdings, Inc. Class A	7,068	262,788
Ryder System, Inc.	16,095	569,763
Sakai Moving Service Co. Ltd.	87,800	4,647,104
Trancom Co. Ltd.	50,900	3,386,535
		17,007,436
Trading Companies & Distributors - 1.2%
AddTech AB (B Shares)	68,969	1,869,789
AerCap Holdings NV (a)	17,736	498,736
Alconix Corp.	139,354	1,447,884
Applied Industrial Technologies, Inc.	3,038	159,161
Chori Co. Ltd.	25,400	400,473
GMS, Inc. (a)	8,903	163,637
Goodfellow, Inc.	45,344	133,235
HD Supply Holdings, Inc. (a)	36,888	1,094,836
HERIGE	4,435	111,782
Houston Wire & Cable Co. (a)	6,507	15,031
Itochu Corp.	334,300	6,553,990
Lumax International Corp. Ltd.	166,000	359,855
Meiwa Corp.	127,400	575,772
Mitani Shoji Co. Ltd.	58,400	3,428,412
MRC Global, Inc. (a)	134,686	721,917
Otec Corp.	7,200	160,954
Parker Corp.	132,200	486,596
Richelieu Hardware Ltd.	56,824	1,079,368
Senshu Electric Co. Ltd.	53,100	1,230,085
Tanaka Co. Ltd.	1,900	12,340
TECHNO ASSOCIE Co. Ltd.	18,600	149,750
Totech Corp.	69,900	1,354,164
		22,007,767
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	702,000	361,808
Isewan Terminal Service Co. Ltd.	93,100	648,920
Meiko Transportation Co. Ltd.	59,600	584,254
Qingdao Port International Co. Ltd. (H Shares) (c)	831,000	447,171
Winas Ltd. (d)	1,396,900	7,925
		2,050,078

TOTAL INDUSTRIALS		120,330,534

INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 0.0%
F5 Networks, Inc. (a)	4,053	564,421
Electronic Equipment & Components - 4.8%
A&D Co. Ltd.	43,200	305,538
Amphenol Corp. Class A	5,079	448,273
Arrow Electronics, Inc. (a)	1,100	69,212
Avnet, Inc.	5,200	156,104
CDW Corp.	10,133	1,122,736
Daido Signal Co. Ltd.	6,100	30,354
Dynapack International Technology Corp.	249,000	591,734
Elec & Eltek International Co. Ltd.	72,300	155,488
Elematec Corp.	183,100	1,400,784
ePlus, Inc. (a)	7,130	504,448
Fabrinet (a)	3,230	202,683
Hi-P International Ltd.	859,100	646,981
Hon Hai Precision Industry Co. Ltd. (Foxconn)	11,500,000	29,501,555
IDIS Holdings Co. Ltd.	48,087	550,204
Image Sensing Systems, Inc. (a)(b)	3,805	14,992
Insight Enterprises, Inc. (a)	33,499	1,818,661
Jabil, Inc.	8,100	230,364
Keysight Technologies, Inc. (a)	18,918	1,830,695
Kingboard Chemical Holdings Ltd.	6,416,000	15,652,200
Kingboard Laminates Holdings Ltd.	269,000	260,337
Muramoto Electronic Thailand PCL (For. Reg.)	87,600	340,993
Nippo Ltd. (a)	50,500	242,347
PAX Global Technology Ltd.	294,000	125,340
Pinnacle Technology Holdings Ltd.	502,391	135,151
Redington India Ltd.	578,774	564,919
ScanSource, Inc. (a)	115,515	2,994,149
Shibaura Electronics Co. Ltd.	37,200	813,571
Sigmatron International, Inc. (a)	11,852	37,334
Simplo Technology Co. Ltd.	434,000	4,499,251
SYNNEX Corp.	221,908	19,430,264
Tomen Devices Corp.	38,800	1,401,016
Tripod Technology Corp.	84,000	296,273
TTM Technologies, Inc. (a)	48,121	557,722
UKC Holdings Corp.	66,400	1,082,175
VST Holdings Ltd.	7,023,600	3,231,595
Wayside Technology Group, Inc.	23,760	368,280
Wireless Telecom Group, Inc. (a)(b)	15,723	15,564
		91,629,287
IT Services - 3.7%
ALTEN	45,146	3,250,392
Amdocs Ltd.	383,671	24,723,759
Argo Graphics, Inc.	59,100	1,877,939
CACI International, Inc. Class A (a)	3,944	986,552
Computer Services, Inc.	40,817	1,744,927
CSE Global Ltd.	2,413,800	668,114
Data#3 Ltd.	191,815	478,670
Dimerco Data System Corp.	30,000	45,239
E-Credible Co. Ltd.	7,775	119,360
eClerx Services Ltd.	125,131	765,844
EOH Holdings Ltd. (a)	460,125	93,105
Estore Corp.	10,700	117,853
ExlService Holdings, Inc. (a)	13,875	856,504
Fiserv, Inc. (a)	5,148	530,553
Gabia, Inc.	75,806	901,680
Global Payments, Inc.	5,363	890,365
Indra Sistemas SA (a)	978,800	8,436,140
Know IT AB	112,953	1,660,033
Leidos Holdings, Inc.	2,028	200,387
Maximus, Inc.	13,795	928,679
Net 1 UEPS Technologies, Inc. (a)(b)	20,699	72,447
NIC, Inc.	16,092	389,909
Nice Information & Telecom, Inc.	9,680	235,857
Perspecta, Inc.	32,662	704,519
Science Applications International Corp.	18,238	1,489,315
Societe Pour L'Informatique Industrielle SA	98,312	1,917,687
Softcreate Co. Ltd.	43,400	746,958
The Western Union Co.	769,555	14,675,414
TravelSky Technology Ltd. (H Shares)	75,300	132,974
WNS Holdings Ltd. sponsored ADR (a)	4,964	242,491
		69,883,666
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Energy Industries, Inc. (a)	9,405	522,918
ASM Pacific Technology Ltd.	11,200	113,173
Axell Corp. (a)	11,600	77,286
Boe Varitronix Ltd.	354,000	95,081
Cabot Microelectronics Corp.	4,417	541,259
Diodes, Inc. (a)	9,324	474,498
Entegris, Inc.	17,813	965,999
Leeno Industrial, Inc.	41,662	3,062,475
Melexis NV	39,180	2,385,062
Miraial Co. Ltd.	9,800	100,178
MKS Instruments, Inc.	4,715	472,584
Powertech Technology, Inc.	738,000	2,463,486
Renesas Electronics Corp. (a)	41,400	223,753
Semtech Corp. (a)	4,194	189,737
Trio-Tech International (a)	13,688	37,094
		11,724,583
Software - 2.4%
AdaptIT Holdings Ltd. (a)	180,983	16,405
Altair Engineering, Inc. Class A (a)(b)	9,931	327,624
ANSYS, Inc. (a)	148,693	38,932,288
Aspen Technology, Inc. (a)	4,285	438,141
Cyient Ltd.	300,000	910,038
Ebix, Inc. (b)	75,542	1,581,094
ICT Automatisering NV	35,290	275,349
InfoVine Co. Ltd.	2,756	44,351
KSK Co., Ltd.	31,300	500,205
NetGem SA	56,263	51,791
Nucleus Software Exports Ltd. (a)	35,047	104,032
Open Text Corp.	4,041	152,704
Pegasystems, Inc.	5,634	471,115
Pro-Ship, Inc.	32,800	346,598
RealPage, Inc. (a)	8,727	562,804
Vitec Software Group AB	32,833	611,133
Zensar Technologies Ltd.	272,135	304,308
		45,629,980
Technology Hardware, Storage & Peripherals - 3.2%
Compal Electronics, Inc.	4,499,000	2,862,933
HP, Inc.	216,179	3,352,936
Seagate Technology LLC	1,063,746	53,134,113
Super Micro Computer, Inc. (a)	82,516	1,889,616
Xerox Holdings Corp.	10,000	182,900
		61,422,498

TOTAL INFORMATION TECHNOLOGY		280,854,435

MATERIALS - 3.2%
Chemicals - 1.9%
Axalta Coating Systems Ltd. (a)	29,734	586,949
C. Uyemura & Co. Ltd.	29,800	1,649,462
Chase Corp.	41,631	3,924,138
Core Molding Technologies, Inc. (a)	50,075	126,189
Deepak Fertilisers and Petrochemicals Corp. Ltd.	69,617	95,888
DuPont de Nemours, Inc.	4,270	200,775
EcoGreen International Group Ltd.	3,606,000	551,812
FMC Corp.	93,636	8,605,148
Fujikura Kasei Co., Ltd.	160,700	741,243
Fuso Chemical Co. Ltd.	41,600	1,244,337
Gujarat Narmada Valley Fertilizers Co.	373,242	694,592
Gujarat State Fertilizers & Chemicals Ltd.	2,265,887	1,316,683
Honshu Chemical Industry Co. Ltd.	54,800	539,242
Huntsman Corp.	14,725	247,527
Innospec, Inc.	48,938	3,548,984
JSR Corp.	10,000	190,095
KPC Holdings Corp.	3,573	129,851
Livent Corp. (a)	80,306	497,897
Miwon Chemicals Co. Ltd.	3,108	116,533
Miwon Commercial Co. Ltd.	5,067	257,346
Muto Seiko Co. Ltd.	15,300	61,163
Nihon Parkerizing Co. Ltd.	20,700	213,144
Nippon Soda Co. Ltd.	22,800	589,573
SK Kaken Co. Ltd.	3,900	1,490,006
Soken Chemical & Engineer Co. Ltd.	39,600	402,956
T&K Toka Co. Ltd.	97,100	659,609
Thai Carbon Black PCL (For. Reg.) (a)	826,000	952,829
Thai Rayon PCL:
(For. Reg.)	161,300	110,066
NVDR	92,400	63,051
The Chemours Co. LLC	20,024	234,882
Westlake Chemical Corp.	4,652	202,129
Yara International ASA (b)	187,263	6,384,641
Yip's Chemical Holdings Ltd.	1,852,000	560,590
		37,189,330
Construction Materials - 0.3%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	42,121	173,997
Mitani Sekisan Co. Ltd.	120,600	5,405,451
RHI Magnesita NV	7,897	242,888
RHI Magnesita NV	222	6,909
		5,829,245
Containers & Packaging - 0.4%
AMVIG Holdings Ltd.	456,000	87,165
Chuoh Pack Industry Co. Ltd.	24,900	257,550
Kohsoku Corp.	103,300	1,395,751
Mayr-Melnhof Karton AG	1,775	243,920
Packaging Corp. of America	1,947	188,178
Samhwa Crown & Closure Co. Ltd.	2,820	90,763
Silgan Holdings, Inc.	18,300	631,350
The Pack Corp.	116,400	3,698,681
WestRock Co.	5,400	173,826
		6,767,184
Metals & Mining - 0.5%
Chubu Steel Plate Co. Ltd.	29,800	175,776
Cleveland-Cliffs, Inc. (b)	958,285	4,197,288
Compania de Minas Buenaventura SA sponsored ADR	174,918	1,310,136
Granges AB	17,820	130,209
Hill & Smith Holdings PLC	60,938	885,711
Orvana Minerals Corp. (a)	42,129	5,448
Perenti Global Ltd.	889,848	523,217
Steel Dynamics, Inc.	4,249	103,123
Tohoku Steel Co. Ltd.	37,200	461,035
Tokyo Tekko Co. Ltd.	45,200	479,314
Warrior Metropolitan Coal, Inc.	94,651	1,187,870
Webco Industries, Inc. (a)	481	38,480
		9,497,607
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	14,835	296,700
Schweitzer-Mauduit International, Inc.	6,680	215,230
Stella-Jones, Inc.	36,557	911,332
Western Forest Products, Inc.	132,363	88,435
		1,511,697

TOTAL MATERIALS		60,795,063

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CoreCivic, Inc.	130,295	1,709,470
CubeSmart	9,745	245,574
Gaming & Leisure Properties	3,200	90,368
National Health Investors, Inc.	1,685	92,776
NSI NV	520	20,913
NSI NV rights (a)	520	638
Store Capital Corp.	2,500	50,175
		2,209,914
Real Estate Management & Development - 0.2%
Anabuki Kosan, Inc.	4,700	64,512
CBRE Group, Inc. (a)	3,900	167,427
Century21 Real Estate Japan Ltd.	7,500	81,210
IMMOFINANZ Immobilien Anlagen AG	6,945	128,468
Jones Lang LaSalle, Inc.	2,431	256,665
LSL Property Services PLC	100,464	203,720
Relo Group, Inc.	38,100	835,385
Selvaag Bolig ASA	48,576	201,273
Servcorp Ltd.	57,330	97,476
Sino Land Ltd.	144,201	201,525
Tejon Ranch Co. (a)	31,064	425,577
Wing Tai Holdings Ltd.	117,130	143,199
		2,806,437

TOTAL REAL ESTATE		5,016,351

UTILITIES - 1.3%
Electric Utilities - 1.0%
Exelon Corp.	57,889	2,146,524
NRG Energy, Inc.	5,267	176,603
PPL Corp.	673,826	17,128,657
		19,451,784
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	4,200	124,288
China Resource Gas Group Ltd.	42,000	236,054
Hokuriku Gas Co.	11,200	326,664
K&O Energy Group, Inc.	20,200	297,781
Keiyo Gas Co. Ltd.	8,100	241,532
Star Gas Partners LP	15,355	121,305
		1,347,624
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd	2,370,802	2,741,402
Vistra Energy Corp.	9,503	185,689
		2,927,091
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	12,759	217,286
CMS Energy Corp.	19,711	1,125,301
		1,342,587
Water Utilities - 0.0%
Manila Water Co., Inc.	404,500	84,730

TOTAL UTILITIES		25,153,816

TOTAL COMMON STOCKS
(Cost $1,850,041,408)		1,663,747,849

Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	400	34,572
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8.00%	191	4,448
Bristow Group, Inc. 10.00% (a)(d)	610	22,186
		26,634
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	9,477	161,678

TOTAL INDUSTRIALS		188,312

MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	111,590	1,166,608
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,914,162)		1,389,492
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 6.25% 10/15/22 (d)(e)	388,666	0
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 8.25% 2/28/27 (c)	293,208	214,042

TOTAL NONCONVERTIBLE BONDS
(Cost $243,669)		214,042
	Shares	Value

Money Market Funds - 14.6%
Fidelity Cash Central Fund 0.16% (f)	242,312,426	242,385,120
Fidelity Securities Lending Cash Central Fund 0.11%(f)(g)	36,907,442	36,911,133
TOTAL MONEY MARKET FUNDS
(Cost $279,276,693)		279,296,253
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $2,131,475,932)		1,944,647,636
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(33,979,659)
NET ASSETS - 100%		$1,910,667,977

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,807,574 or 0.1% of net assets.

 (d) Level 3 security

 (e) Non-income producing - Security is in default.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,056,355
Fidelity Securities Lending Cash Central Fund	356,556
Total	$2,412,911

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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